Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
7.	Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets	19,556	23,623
Net deferred income tax liabilities	726	2,583

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets:
Pension and other employee benefits	6,394	4,886
Unamortized past service pension costs	4,874	5,846
Accumulated provision for doubful accounts	3,577	3,806
Provisions	2,917	1,661
Unearned revenues	2,509	2,108
Customer list and trademark	1,116	3,890
Accumulated write-down of inventories to net realizable values	699	701
Lease liability over right-of-use assets under IFRS 16	666	393
NOLCO	88	432
Fixed asset impairment/depreciation due to shortened life of property and equipment	61	138
Derivative financial instruments	33	—
Excess MCIT over RCIT	3	1,408
Taxes and duties capitalized	(124)	—
Unrealized foreign exchange losses (gains)	(457)	580
Others	(2,800)	(2,226)
Total deferred income tax assets – net	19,556	23,623
Net deferred income tax liabilities:
Investment property	569	278
Unrealized foreign exchange gains	167	254
Intangible assets and fair value adjustment on assets acquired – net of amortization	70	1,964
Others	(80)	87
Total deferred income tax liabilities	726	2,583

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	23,623	27,697
Net deferred income tax liabilities – balances at beginning of the year	(2,583)	(2,981)
Net balances at beginning of the year	21,040	24,716
Movement charged directly to other comprehensive income	1,811	2,673
Provision for deferred income tax	(3,989)	(6,267)
Adjustments due to adoption of IFRS 16	—	(83)
Others	(32)	1
Net balances at end of the period	18,830	21,040
Net deferred income tax assets – balances at end of the year	19,556	23,623
Net deferred income tax liabilities – balances at end of the year	(726)	(2,583)

The analysis of our consolidated net deferred income tax assets as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	13,041	16,033
Deferred income tax assets to be recovered within 12 months	6,515	7,590
	19,556	23,623

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(477)	(2,376)
Deferred income tax liabilities to be settled within 12 months	(249)	(207)
Net deferred income tax liabilities	(726)	(2,583)

Provision for income tax for the years ended December 31, 2020, 2019 and 2018 consist of:

	2020	2019	2018
	(in million pesos)
Current	4,452	3,283	2,467
Deferred (Note 3)	3,989	6,267	1,375
	8,441	9,550	3,842

The impact of the application of MCIT amounting to Php1,426 million, Php206 million and Php488 million for the years ended December 31, 2020, 2019 and 2018, respectively, was considered in both provision for income tax current and deferred.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	9,906	9,701	6,845
Tax effects of:
Nondeductible expenses	144	907	1,235
Equity share in net losses (income) of associates and joint ventures	(20)	(220)	26
Loss (income) not subject to income tax	(27)	154	(1,827)
Income subject to final tax	(189)	(599)	(297)
Difference between Optical Standard Deduction, OSD, and itemized deductions	(426)	(251)	(22)
Special deductible items and income subject to lower tax rate	(537)	(643)	(750)
Net movement in unrecognized deferred income tax assets and other adjustments	(410)	501	(1,368)
Actual provision for income tax	8,441	9,550	3,842

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Accumulated provision for expected credit losses	2,907	2,947
NOLCO	1,358	3,322
Fixed asset impairment	1,284	1,146
Provisions	761	116
Pension and other employee benefits	61	—
Excess MCIT over RCIT	20	27
Unearned revenues	17	95
Operating lease	10	1
Unrealized foreign exchange losses	5	45
Accumulated write-down of inventories to net realizable values	2	11
Interest on subordinated shareholder advances	(4)	—
Gain on disposal of asset	—	105
	6,421	7,815
Unrecognized deferred income tax assets	1,940	2,294

DMPI and ePLDT availed of the OSD method in computing their taxable income.  This assessment is based on projected taxable profits at a level where it is favorable to use OSD method.  These Companies are also expected to avail of the OSD method in the foreseeable future.  Thus, certain deferred income tax assets of DMPI and ePLDT amounting to Php209 million and Php1,988 million as at December 31, 2020 and 2019, respectively, were not recognized.  Meanwhile, the deferred income tax liability not recognized due to OSD amounting to Php234 million as at December 31, 2020 pertains to the gain on fair value adjustment of PCEVs investment to VIH as PCEV expects to use the OSD method in computing its taxable income in the future when said gain is realized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit.  Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2020 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2018	December 31, 2021	—	1,224
December 31, 2019	December 31, 2022	9	63
December 31, 2020	December 31, 2025	14	188
		23	1,475
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	195
		23	1,670
Consolidated tax benefits		23	501
Consolidated unrecognized deferred income tax assets		(20)	(413)
Consolidated recognized deferred income tax assets		3	88

The excess MCIT totaling Php23 million as at December 31, 2020 can be deducted against future RCIT liability.  The excess MCIT that was deducted against RCIT amounted to Php1,426 million, Php206 million and Php488 million for the years ended December 31, 2020, 2019 and 2018, respectively.  The amount of expired portion of excess MCIT amounted to Php1 million, Php10 million and Php1 million for the years ended December 31, 2020, 2019 and 2018, respectively.

NOLCO totaling Php1,670 million as at December 31, 2020 can be claimed as deduction against future taxable income.  The NOLCO claimed as deduction against taxable income amounted to Php2,109 million, Php9,530 million and Php1,094 million for the years ended December 31, 2020, 2019 and 2018, respectively.  The amount of expired NOLCO amounted to Php1,170 million, Php973 million and Php1,272 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by the President on September 11, 2020.  It contains the government’s second wave of relief measures to address the health and economic crises stemming from the Covid-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extends the carry-over of the NOLCO incurred in 2020 and 2021 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss.  Hence, the expiration of NOLCO incurred in 2020 amounting to Php188million, which ordinarily can be carried over until December 31, 2023, is extended until December 31, 2025.

Corporate Recovery and Tax Incentives for Enterprises Act, or CREATE, Bill

On February 3, 2021, the Bicameral Conference Committee under the 18th Congress of the Philippines ratified the reconciled version of House Bill No. 4157 with Senate Bill No.1357, or the Corporate Recovery and Tax Incentives for Enterprises Act, or CREATE.

The CREATE bill provides for the following reduction in corporate income tax rates, among others:

•	Lower corporate income tax from 30% to 25%, retroactive to July 1, 2020, for both domestic and foreign corporations;

•

Lower corporate income tax of 20% for small and medium domestic corporations (with net taxable income of Php5 million and below, and with total assets of not more than Php100 million excluding land); and

•	Lower MCIT from 2% to 1% effective July 1, 2020 until June 30, 2023.

The bill was signed by the Speaker of the House of Representatives and the Senate President.  Thereafter, it was transmitted to the Office of the President for approval.  Once signed into law, the Act will take effect 15 days after its complete publication in the Official Gazette or in a newspaper of general circulation.

IAS 12, Income Taxes, requires current and deferred taxes to be measured with reference to the tax rates and laws, as enacted or substantively enacted by the end of the reporting period. Meanwhile, IAS 10, Events after the Reporting Period, identifies the enactment or announcement of a change in tax rates and laws after the end of the reporting period as an example of a non-adjusting event.

As at the end of reporting date, December 31, 2020, the CREATE Bill is not considered substantively enacted. As such, current and deferred taxes are measured using the applicable statutory tax rate of 30%.

Registration with Subic Bay Freeport Zone and Clark Special Economic Zone Enterprise Zone

SubicTel and ClarkTel are registered with the Subic Bay Freeport Zone and the Clark Special Economic Zone, or Economic Zones, respectively, under Republic Act No.. 7227 otherwise known as the Bases Conversion and Development Act of 1992.  As registrants, SubicTel and ClarkTel are entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period.